Prepaid expenses	9 Months Ended
Jan. 31, 2012
Notes to Financial Statements
Note 5 - Prepaid expenses	As of January 31, 2012 and April 30, 2011, prepaid expenses included operating expenses and vendor deposit in the amount of $7,783 and $31,461 respectively.